SUMMARY OF SIGNIFICANT POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Residual Value Rate and Useful Life of Property and Equipment
	Residual	Useful
Property and Equipment	value rate	life
Electronic equipment	5%	3 years
Office equipment	5%	5 years
Leasehold improvement	0%	Shorter of the lease term or the estimated useful life of the assets

Schedule of Intangible Assets

Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Intangible assets mainly represent the domain name at cost, less accumulated amortization on a straight-line basis over an estimated life of ten years.

	Residual
Intangible Asset	value rate	Useful life
AGM domain name	0%	10 years
Software	0%	5 years